UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2007

1.808771.103

TRE-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Household Durables - 1.0%
Centex Corp.	114,700	$ 3,048
Garmin Ltd.	64,100	7,654
KB Home	15,400	386
		11,088
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)(d)	186,500	17,372
Blue Nile, Inc. (a)	30,300	2,852
		20,224
Media - 1.2%
Live Nation, Inc. (a)	113,400	2,410
Time Warner, Inc.	587,400	10,785
		13,195
Multiline Retail - 1.6%
JCPenney Co., Inc.	181,600	11,508
Target Corp.	86,000	5,467
		16,975
Specialty Retail - 1.0%
Casual Male Retail Group, Inc. (a)(d)	1,249,389	11,195
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc. (a)	378,600	17,896
Crocs, Inc. (a)	52,200	3,510
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	66,700	3,990
		25,396
TOTAL CONSUMER DISCRETIONARY		98,073
CONSUMER STAPLES - 8.8%
Beverages - 2.8%
Molson Coors Brewing Co. Class B	179,900	17,931
PepsiCo, Inc.	173,070	12,679
		30,610
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	200,200	12,286
Food Products - 1.2%
Ralcorp Holdings, Inc. (a)(d)	28,000	1,563
Tyson Foods, Inc. Class A	623,400	11,128
		12,691
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.6%
Procter & Gamble Co.	242,655	$ 17,068
Personal Products - 2.1%
Avon Products, Inc.	615,500	23,100
TOTAL CONSUMER STAPLES		95,755
ENERGY - 6.6%
Energy Equipment & Services - 3.5%
National Oilwell Varco, Inc. (a)	90,162	13,028
Oceaneering International, Inc. (a)	97,100	7,360
Schlumberger Ltd. (NY Shares)	166,900	17,525
		37,913
Oil, Gas & Consumable Fuels - 3.1%
Canadian Natural Resources Ltd.	53,400	4,057
EOG Resources, Inc.	62,200	4,499
Exxon Mobil Corp.	67,600	6,257
Quicksilver Resources, Inc. (a)	54,000	2,541
Suncor Energy, Inc.	37,800	3,590
Valero Energy Corp.	191,100	12,838
		33,782
TOTAL ENERGY		71,695
FINANCIALS - 4.7%
Capital Markets - 3.7%
Goldman Sachs Group, Inc.	23,100	5,007
Janus Capital Group, Inc. (d)	664,700	18,798
Lehman Brothers Holdings, Inc.	69,100	4,266
Northern Trust Corp.	89,800	5,951
State Street Corp.	90,800	6,189
		40,211
Diversified Financial Services - 1.0%
CME Group, Inc.	17,100	10,044
JSE Ltd.	17,000	197
		10,241
TOTAL FINANCIALS		50,452
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 16.1%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	23,300	$ 1,518
Alnylam Pharmaceuticals, Inc. (a)	68,400	2,241
Amylin Pharmaceuticals, Inc. (a)	178,800	8,940
Celgene Corp. (a)	118,300	8,436
CSL Ltd.	125,249	11,931
Gilead Sciences, Inc. (a)	257,500	10,524
GTx, Inc. (a)	86,800	1,413
Theravance, Inc. (a)	75,000	1,957
Vertex Pharmaceuticals, Inc. (a)	42,600	1,636
		48,596
Health Care Equipment & Supplies - 6.7%
Becton, Dickinson & Co.	173,700	14,252
C.R. Bard, Inc.	214,600	18,926
HemoSense, Inc. (a)	436,500	6,539
Inverness Medical Innovations, Inc. (a)	287,900	15,927
St. Jude Medical, Inc. (a)	384,900	16,963
		72,607
Health Care Providers & Services - 0.0%
athenahealth, Inc.	800	27
Health Care Technology - 2.4%
Cerner Corp. (a)(d)	304,900	18,236
Eclipsys Corp. (a)	226,700	5,287
Health Corp. (a)	123,900	1,756
		25,279
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	84,700	4,394
Pharmaceuticals - 2.1%
Allergan, Inc.	198,700	12,810
BioMimetic Therapeutics, Inc. (a)	102,000	1,361
Merck & Co., Inc.	167,300	8,648
		22,819
TOTAL HEALTH CARE		173,722
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.	292,800	24,733
Commercial Services & Supplies - 1.5%
Fuel Tech, Inc. (a)(d)	727,625	16,073
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Larsen & Toubro Ltd.	71,072	$ 5,032
Washington Group International, Inc. (a)	111,500	9,791
		14,823
Electrical Equipment - 6.3%
ABB Ltd. sponsored ADR	1,056,300	27,707
Alstom SA	68,200	13,865
American Superconductor Corp. (a)(d)	468,318	9,591
Bharat Heavy Electricals Ltd.	105,163	5,401
Q-Cells AG (a)	56,100	5,736
Renewable Energy Corp. AS (a)	129,900	5,988
		68,288
Industrial Conglomerates - 0.8%
Siemens AG sponsored ADR	64,700	8,880
TOTAL INDUSTRIALS		132,797
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	1,137,400	37,659
Juniper Networks, Inc. (a)	237,700	8,702
Research In Motion Ltd. (a)	112,700	11,107
		57,468
Computers & Peripherals - 7.3%
Apple, Inc. (a)	187,900	28,850
EMC Corp. (a)	594,100	12,357
Sun Microsystems, Inc. (a)	6,808,500	38,192
		79,399
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	599,700	22,117
Internet Software & Services - 3.6%
Google, Inc. Class A (sub. vtg.) (a)	64,800	36,759
WebMD Health Corp. Class A (a)	34,200	1,782
		38,541
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (a)	363,600	29,004
Genpact Ltd.	332,900	5,643
Mastercard, Inc. Class A	193,700	28,662
		63,309
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	703,500	$ 14,562
Intel Corp.	792,600	20,497
		35,059
Software - 4.6%
Adobe Systems, Inc. (a)	189,000	8,252
BladeLogic, Inc.	700	18
Nintendo Co. Ltd.	43,500	22,568
Salesforce.com, Inc. (a)	35,300	1,812
Ubisoft Entertainment SA (a)	93,800	6,407
VMware, Inc.	119,200	10,132
		49,189
TOTAL INFORMATION TECHNOLOGY		345,082
MATERIALS - 5.4%
Chemicals - 4.2%
Monsanto Co.	419,000	35,925
Potash Corp. of Saskatchewan, Inc.	84,100	8,889
		44,814
Metals & Mining - 1.2%
Gold Fields Ltd. sponsored ADR	43,600	789
Goldcorp, Inc.	27,600	844
Kinross Gold Corp. (a)	53,700	802
Lihir Gold Ltd. (a)	271,741	950
Titanium Metals Corp. (a)(d)	276,556	9,281
Yamana Gold, Inc.	57,200	676
		13,342
TOTAL MATERIALS		58,156
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	426,600	18,049
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	392,900	17,107
Bharti Airtel Ltd. (a)	93,033	2,240
		19,347
TOTAL TELECOMMUNICATION SERVICES		37,396
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	476,300	$ 9,545
TOTAL COMMON STOCKS (Cost $920,089)		1,072,673
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 5.12% (b)	4,671,199	4,671
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	59,992,663	59,993
TOTAL MONEY MARKET FUNDS (Cost $64,664)		64,664
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $984,753)		1,137,337
NET OTHER ASSETS - (5.2)%		(56,540)
NET ASSETS - 100%		$ 1,080,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 381
Fidelity Securities Lending Cash Central Fund	189
Total	$ 570
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $985,629,000. Net unrealized appreciation aggregated $151,708,000, of which $176,701,000 related to appreciated investment securities and $24,993,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007